OTHER INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization And Impairment Expenses Of Intangible Assets Continuing Operations	$ 463	$ 473	$ 538